United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-01920

(Exact name of registrant as specified in charter)

                                                       Stralem Fund
(Address of principal executive offices) (Zip code)

                                 645 Madison Ave, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 888-8123

Date of fiscal year end:    October 31, 2005

Date of reporting period:   July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507

Item 1.    Schedule of Investments.

STRALEM BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES
July 31, 2006
(unaudited)

Number of
Shares/Face Value		Fair Value
	Common stocks (66.87%):
	Aerospace/Defense (3.26%):
22,900	L-3 Communications Holdings, Inc	$ 1,686,585
	Communications Equipment (2.86%):
*82,900	Cisco Systems Inc.	1,479,765
	Construction & Farm Machinery (3.53%):
25,800	Caterpillar Inc.	1,828,446
	Diversified Chemicals (2.41%):
25,200	Eastman Chemical Co.	1,250,676
	Electrical Equipment (3.51%):
23,000	Emerson Electric Co	1,815,160
	Health Care - Biotechnology (1.32%):
*9,800	Amgen Inc.	683,452
	Health Care - Equipment (1.38%):
14,100	Medtronic Inc	712,332
	Health Care - Managed Care (2.97%):
32,100	UnitedHealth Group, Inc	1,535,343
	Household Appliances (2.36%):
15,800	Whirlpool Corp.	1,219,602
	Industrial Machinery (2.86%):
41,400	Ingersoll-Rand Co Ltd	1,482,120
	Insurance - Multi-Line (7.21%):
28,300	American International Group, Inc	1,716,961
54,300	Loews Corporation	2,012,358
	Oil & Gas - Exploration/Production (4.17%):
14,000	Anadarko Petroleum Corp.	640,360
23,500	Devon Energy Corp.	1,519,040
	Oil & Gas - Integrated (4.59%):
23,100	Chevron Corp.	1,519,518
8,000	Occidental Petroleum Corp.	862,000
	Oil & Gas - Refining/Marketing (2.55%):
19,000	Sunoco Inc.	1,321,260
	Pharmaceuticals (7.91%):
32,500	Abbott Laboratories	1,552,525
24,200	Johnson & Johnson	1,513,710
39,700	Pfizer Incorporated	1,031,803
	Restaurants (3.62%):
53,000	McDonald’s Corporation	1,875,670
	Retail - Home Improvement (3.05%):
45,500	Home Depot, Inc	1,579,305
	Semiconductor (2.48%):
71,300	Intel Corp.	1,283,400
	Systems Software (2.61%):
56,200	Microsoft Corp.	1,350,486
	Telecommunication Services - Integrated (2.22%):
34,000	Verizon Communication Inc.	1,149,880

	carried forward:	$34,621,757.00

STRALEM BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)
July 31, 2006
(unaudited)

Number of
Shares/Face Value		Fair Value
	(continued):

	United States Government obligations (30.84%):
	Treasury bonds and notes (28.92%):
$8,500,000	February 15, 2007; 2.25%	$ 8,369,844
$6,500,000	May 15, 2009; 5.50%	6,601,562
	Treasury bills (1.92%):
$1,000,000	August 31, 2006	996,042

		15,967,448

	Money market mutual funds (2.29%):
	Dreyfus NY Muni Cash Management Fund	1,183,474

	Total Portfolio (cost $46,541,246)	$ 51,772,679

*Nonincome producing

STRALEM EQUITY FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES
July 31, 2006
(unaudited)

Number of
Shares/Face Value		Fair Value
	Common stocks (97.16%):
	Aerospace/Defense (3.09%):
29,000	L-3 Communications Holdings, Inc	$ 2,135,850
	Communications Equipment (2.57%):
*99,600	Cisco Systems Inc.	1,777,860
	Construction & Farm Machinery (3.35%):
32,600	Caterpillar Inc.	2,310,362
	Diversified Chemicals (3.83%):
53,300	Eastman Chemical Co	2,645,279
	Electrical Equipment (3.58%):
31,300	Emerson Electric Co	2,470,196
	Electrical Utilities (17.51%):
47,300	Ameren Corp.	2,435,950
51,500	Consolidated Edison, Inc	2,413,805
57,400	Pinnacle West Capital Corp.	2,468,774
55,500	Progress Energy, Inc	2,417,025
69,700	Southern Co.	2,354,466
	Health Care - Biotechnology (1.27%):
*12,600	Amgen Inc.	878,724
	Health Care - Equipment (1.18%):
16,100	Medtronic Inc	813,372
	Health Care - Managed Care (2.87%):
41,400	UnitedHealth Group, Inc	1,980,162
	Household Appliances (3.96%):
35,450	Whirlpool Corp	2,736,385
	Industrial Machinery (3.19%):
61,600	Ingersoll-Rand Co Ltd	2,205,280
	Insurance-Multi-Line (7.49%):
35,300	American International Group, Inc	2,141,651
81,900	Loews Corporation	3,035,214
	Oil & Gas - Exploration/Production (5.97%):
26,200	Anadarko Petroleum Corp.	1,198,388
45,200	Devon Energy Corp.	2,921,728
	Oil & Gas - Integrated (6.54%):
43,800	Chevron Corp.	2,881,164
15,200	Occidental Petroleum Corp	1,637,800
	Oil & Gas - Refining/Marketing (4.17%):
41,400	Sunoco, Inc	2,878,956
	Pharmaceuticals (8.59%):
41,100	Abbott Laboratories	1,963,347
31,450	Johnson & Johnson	1,967,198
77,100	Pfizer Incorporated	2,003,829
	Restaurants (3.54%):
69,100	McDonald’s Corporation	2,445,449
	Retail - Home Improvement (3.03%):
60,200	Home Depot, Inc	2,089,542
	Semiconductor (2.23%):
85,400	Intel Corp.	1,537,200
	Systems Software (2.18%):
62,600	Microsoft Corp.	1,504,278

	carried forward:	$ 62,249,234

STRALEM EQUITY FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)
July 31, 2006
(unaudited)

Number of
Shares/Face Value		Fair Value
	Common stocks (continued):
	brought forward	$ 62,249,234
	Telecommunication Services - Integrated (3.42%):
69,900	Verizon Communication Inc.	2,364,018
	Tobacco (3.60%):
31,100	Altria Group, Inc	2,487,067

		67,100,319

	Money market mutual funds (2.84%):
	Dreyfus NY Muni Cash Management Fund	1,958,305

	Total Portfolio (cost $60,110,552)	$ 69,058,624

* Nonincome producing

Item 2.    Controls and Procedures.

(a) The registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits.

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Stralem Fund

By (Signature and Title)   /s/ Philippe E. Baumann
Philippe E. Baumann
President
Date     8/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Hirschel B. Abelson
Hirschel B. Abelson
Treasurer
Date     8/15/2006

CERTIFICATION

I, Philippe E. Baumann, certify that:

1.    I have reviewed this report on Form N-Q of Stralem Fund;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)    Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)    Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)    Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)    Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:           8/15/06                                       /s/ Philippe E. Baumann
Signature - Philippe E. Baumann
President

CERTIFICATION

I, Hirschel B. Abelson, certify that:

1.    I have reviewed this report on Form N-Q of Stralem Fund;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)    Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)    Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)    Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)    Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:           8/15/06                                       /s/ Hirschel B. Abelson
Signature - Hirschel B. Abelson
Treasurer